CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net loss from continuing operations	$ (393.5)	$ (341.5)	$ (180.0)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	75.4	27.9	26.9
Amortization of intangible assets	1.9	1.4	0.6
Operating lease right-of-use assets amortization and the lease liability accretion	9.0	7.5	2.0
Share-based compensation expense	56.6	31.4	9.6
Deferred income tax expense/(benefit)	(2.9)	(1.5)	(2.5)
Foreign exchange (gains) / losses	17.5	2.8	(1.4)
Loss/(income) from equity method investments	(0.4)	10.9	14.0
Provision for expected credit losses	0.3	(0.4)	1.1
Other	(0.4)	0.8
Changes in operating assets and liabilities excluding the effect of acquisitions and divestitures:
Accounts receivable	(9.1)	2.1	(2.7)
Prepaid expenses	(12.9)	(8.5)	(17.9)
Accounts payable, accrued and other liabilities and non-income taxes payable	(31.3)	6.7	13.0
Deferred revenue	9.6	2.3	0.8
Other assets	(3.7)	(8.0)	(5.0)
VAT reclaimable	(2.2)	1.0	1.8
Interest receivable	(21.6)
Net cash used in operating activities - continuing operations	(307.7)	(265.1)	(139.7)
Net cash provided by operating activities - discontinued operations	553.3	1,094.9	836.7
Net cash provided by operating activities	245.6	829.8	697.0
CASH FLOWS PROVIDED BY/(USED IN) INVESTING ACTIVITIES:
Purchases of property and equipment and intangible assets	(807.7)	(83.4)	(14.6)
Proceeds from Divestment, net of cash of discontinued operations sold	1,283.2
Proceeds from the sale of the remaining equity interest in Divested businesses	184.2
Investments in debt securities		(10.0)
Proceeds from maturity of debt securities	10.0
Proceeds from sale of property and equipment	1.6		2.0
Other investing activities	0.5
Net cash provided by/(used in) investing activities - continuing operations	671.8	(93.4)	(12.6)
Net cash used in investing activities- discontinued operations	(360.2)	(1,118.7)	(390.5)
Net cash provided by/(used in) investing activities	311.6	(1,212.1)	(403.1)
CASH FLOWS PROVIDED BY/(USED IN) FINANCING ACTIVITIES:
Proceeds from sale of equity securities	700.0
Treasury shares issuance costs	(32.5)
Repayment of debt	(0.7)
Repurchase of equity classified awards	(10.0)
Net cash provided by financing activities - continuing operations	656.8
Net cash provided by/(used in) financing activities- discontinued operations	168.7	375.6	(100.3)
Net cash provided by/(used in) financing activities	825.5	375.6	(100.3)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	(23.6)	(102.6)	(61.8)
Net change in cash and cash equivalents, and restricted cash and cash equivalents	1,359.1	(109.3)	131.8
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	1,091.2	1,200.5	1,068.7
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	2,450.3	1,091.2	1,200.5
Less cash and cash equivalents, and restricted cash and cash equivalents of discontinued operations, end of period		(971.7)	(909.7)
Cash and cash equivalents, and restricted cash and cash equivalents, end of period- continuing operations	2,450.3	119.5	290.8
RECONCILIATION OF CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH AND CASH EQUIVALENTS:
Cash and cash equivalents, beginning of period	1,076.1	1,181.9	1,067.1
Restricted cash and cash equivalents, beginning of period	15.1	18.6	1.6
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	1,091.2	1,200.5	1,068.7
Cash and cash equivalents, end of period	2,449.6	1,076.1	1,181.9
Restricted cash and cash equivalents, end of period	0.7	15.1	18.6
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	2,450.3	1,091.2	1,200.5
Cash and cash equivalents, end of period - continuing operations	2,449.6	116.1	288.5
Restricted cash and cash equivalents, end of period - continuing operations	0.7	3.4	2.3
Cash and cash equivalents, and restricted cash and cash equivalents, end of period- continuing operations	2,450.3	119.5	290.8
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	4.8	2.0	0.2
Operating cash flows from operating leases	11.5	5.3	3.3
Non-cash operating activities:
Right-of-use assets obtained in exchange for operating lease obligations	40.5	15.0	11.1
Non-cash investing activities:
Acquired property and equipment and intangible assets not yet paid for	$ 0.1	$ 0.5	$ 3.9